Other investments (Tables)	12 Months Ended
Dec. 31, 2019
Other investments
end of	2019	2018
Other investments (CHF million)
Equity method investments	2,361	2,429
Equity securities (without a readily determinable fair value) [1]	2,145	1,202
of which at net asset value	407	526
of which at measurement alternative	272	227
of which at fair value	1,434	208
of which at cost less impairment	32	241
Real estate held-for-investment [2]	76	56
Life finance instruments [3]	1,052	1,137
Total other investments	5,634	4,824
1
Includes private equity, hedge funds and restricted stock investments as well as certain investments in non-marketable mutual funds for which the Bank has neither significant influence nor control over the investee.

2
As of the end of 2019 and 2018, real estate held for investment included foreclosed or repossessed real estate of CHF  24 million and CHF  3 million, respecitvely, of which CHF  10 million and CHF  3 million, respecively were related to residential real estate.

3 Includes single premium immediate annuity contracts.

Impairments and adjustments on equity securities at measurement alternative
Equity securities at measurement alternative – impairments and adjustments
in / end of	2019	Cumulative	2018
Impairments and adjustments (CHF million)
Impairments and downward adjustments	(1)	(8)	(7)	[1]
Upward adjustments	11	11	0
1 Prior period has been corrected.